UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

Item 1.	Report to Stockholders.

Yorktown Growth Fund

Class A (AFGGX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Fund Statistics

Net Assets	$87,394,789
Number of Portfolio Holdings	177
Advisory Fee (net of waivers)	$247,716
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	1.1%
Real Estate	1.7%
Communications	1.8%
Consumer Staples	2.0%
Energy	3.2%
Health Care	5.5%
Financials	9.9%
Consumer Discretionary	11.3%
Materials	11.8%
Industrials	25.1%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Growth Fund - Class A (AFGGX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-AFGGX

Yorktown Growth Fund

Class L (APITX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$100	2.00%

Fund Statistics

Net Assets	$87,394,789
Number of Portfolio Holdings	177
Advisory Fee (net of waivers)	$247,716
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	1.1%
Real Estate	1.7%
Communications	1.8%
Consumer Staples	2.0%
Energy	3.2%
Health Care	5.5%
Financials	9.9%
Consumer Discretionary	11.3%
Materials	11.8%
Industrials	25.1%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Growth Fund - Class L (APITX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-APITX

Yorktown Growth Fund

Institutional Class (APGRX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.00%

Fund Statistics

Net Assets	$87,394,789
Number of Portfolio Holdings	177
Advisory Fee (net of waivers)	$247,716
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	1.1%
Real Estate	1.7%
Communications	1.8%
Consumer Staples	2.0%
Energy	3.2%
Health Care	5.5%
Financials	9.9%
Consumer Discretionary	11.3%
Materials	11.8%
Industrials	25.1%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Growth Fund - Institutional Class (APGRX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-APGRX

Yorktown Multi-Sector Bond Fund

Class A (APIUX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Multi-Sector Bond Fund - Class A (APIUX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-APIUX

Yorktown Multi-Sector Bond Fund

Class C (AFFCX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Multi-Sector Bond Fund - Class C (AFFCX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-AFFCX

Yorktown Multi-Sector Bond Fund

Class L (AFFIX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	1.69%

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Multi-Sector Bond Fund - Class L (AFFIX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-AFFIX

Yorktown Multi-Sector Bond Fund

Institutional Class (APIIX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.69%

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Multi-Sector Bond Fund - Institutional Class (APIIX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-APIIX

Yorktown Short Term Bond Fund

Class A (APIMX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

What did the Fund invest in?

Fund Statistics

Net Assets	$243,156,719
Number of Portfolio Holdings	255
Advisory Fee (net of waivers)	$671,444
Portfolio Turnover	16%

Sector Weighting (% of net assets)

U.S. Government & Agency Obligations
31.0%
ABS
23.5%
Financials
16.8%
CLO
5.3%
Industrials
5.1%
Technology
4.0%
Consumer Discretionary
3.6%
Materials
2.7%
Utilities
2.6%
Health Care
1.4%
Consumer Staples
1.3%
Communications
1.2%
Real Estate
0.8%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	0.8%
Communications	1.2%
Consumer Staples	1.3%
Health Care	1.4%
Utilities	2.6%
Materials	2.7%
Consumer Discretionary	3.6%
Technology	4.0%
Industrials	5.1%
CLO	5.3%
Financials	16.8%
ABS	23.5%
U.S. Government & Agency Obligations	31.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Short Term Bond Fund - Class A (APIMX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-APIMX

Yorktown Short Term Bond Fund

Class L (AFMMX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$74	1.48%

What did the Fund invest in?

Fund Statistics

Net Assets	$243,156,719
Number of Portfolio Holdings	255
Advisory Fee (net of waivers)	$671,444
Portfolio Turnover	16%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	0.8%
Communications	1.2%
Consumer Staples	1.3%
Health Care	1.4%
Utilities	2.6%
Materials	2.7%
Consumer Discretionary	3.6%
Technology	4.0%
Industrials	5.1%
CLO	5.3%
Financials	16.8%
ABS	23.5%
U.S. Government & Agency Obligations	31.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Short Term Bond Fund - Class L (AFMMX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-AFMMX

Yorktown Short Term Bond Fund

Institutional Class (APIBX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.83%

What did the Fund invest in?

Fund Statistics

Net Assets	$243,156,719
Number of Portfolio Holdings	255
Advisory Fee (net of waivers)	$671,444
Portfolio Turnover	16%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	0.8%
Communications	1.2%
Consumer Staples	1.3%
Health Care	1.4%
Utilities	2.6%
Materials	2.7%
Consumer Discretionary	3.6%
Technology	4.0%
Industrials	5.1%
CLO	5.3%
Financials	16.8%
ABS	23.5%
U.S. Government & Agency Obligations	31.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Short Term Bond Fund - Institutional Class (APIBX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-APIBX

Yorktown Small Cap Fund

Class A (YOVAX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.7%
Communications	0.6%
Real Estate	1.8%
Materials	2.1%
Consumer Staples	7.6%
Financials	9.0%
Health Care	9.8%
Energy	10.2%
Consumer Discretionary	13.3%
Technology	16.8%
Industrials	21.1%

Fund Statistics

Net Assets	$30,241,145
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$42,425
Portfolio Turnover	75%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Small Cap Fund - Class A (YOVAX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-YOVAX

Yorktown Small Cap Fund

Class L (YOVLX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$112	2.25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.7%
Communications	0.6%
Real Estate	1.8%
Materials	2.1%
Consumer Staples	7.6%
Financials	9.0%
Health Care	9.8%
Energy	10.2%
Consumer Discretionary	13.3%
Technology	16.8%
Industrials	21.1%

Fund Statistics

Net Assets	$30,241,145
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$42,425
Portfolio Turnover	75%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Small Cap Fund - Class L (YOVLX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-YOVLX

Yorktown Small Cap Fund

Institutional Class (YOVIX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.7%
Communications	0.6%
Real Estate	1.8%
Materials	2.1%
Consumer Staples	7.6%
Financials	9.0%
Health Care	9.8%
Energy	10.2%
Consumer Discretionary	13.3%
Technology	16.8%
Industrials	21.1%

Fund Statistics

Net Assets	$30,241,145
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$42,425
Portfolio Turnover	75%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Yorktown Small Cap Fund - Institutional Class (YOVIX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-YOVIX

Item 2.	Code of Ethics.

Not applicable – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6.	Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

YORKTOWN GROWTH FUND

YORKTOWN MULTI-SECTOR BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN SMALL CAP FUND

FINANCIAL STATEMENTS DATED July 31, 2024

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-4
Multi-Sector Bond Fund	5-16
Short Term Bond Fund	17-26
Small Cap Fund	27-28
Statements of Assets and Liabilities	29-30
Statements of Operations	31
Statements of Changes in Net Assets	32-35
Financial Highlights
Growth Fund	36-38
Multi-Sector Bond Fund	39-42
Short Term Bond Fund	43-45
Small Cap Fund	46-48
Notes to the Financial Statements	49-65
Board Annual Approvals of Investment Advisory Agreements	66-68
Other Information	69

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2024

(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	25.79%
Industrials	25.18%
Materials	11.76%
Consumer Discretionary	11.34%
Financials	9.85%
Health Care	5.50%
Energy	3.16%
Consumer Staples	1.99%
Communications	1.78%
Real Estate	1.71%
Utilities	1.12%
Other	0.82%
100.00%

	Shares	Fair Value
COMMON STOCKS — 99.18%
Communications — 1.78%
Gravity Co. Ltd. - ADR(a)	5,100	$403,257
Naspers Ltd., Class N - ADR	9,200	354,740
Seek Ltd., - ADR	9,800	282,142
Trade Desk, Inc. (The), Class A(a)	5,700	512,316
		1,552,455
Consumer Discretionary — 11.35%
Aptiv PLC(a)	4,300	298,377
Aspen Aerogels, Inc.(a)	21,500	438,815
Axon Enterprise, Inc.(a)	1,875	562,519
Boyd Gaming Corp.	5,300	322,611
Compagnie Financiere Richemont SA - ADR	25,900	393,628
Copart, Inc.(a)	9,400	491,902
D.R. Horton, Inc.	3,600	647,748
Dorman Products, Inc.(a)	3,700	375,069
Evolution AB - ADR	2,600	251,576
Evolution AB	2,600	251,969
GMS, Inc.(a)	3,100	298,313
Lithia Motors, Inc., Class A	2,100	580,293
MasterBrand, Inc.(a)	40,650	733,733
Modine Manufacturing Co.(a)	4,150	488,289
MonotaRO Co. Ltd. - ADR	29,500	407,144
Patrick Industries, Inc.	3,700	473,822
PHINIA, Inc.	10,470	468,009
PulteGroup, Inc.	4,000	528,000
Skyline Champion Corp.(a)	4,400	358,644
Sportradar Group AG(a)	28,500	309,510
Taylor Morrison Home Corp.(a)	7,400	496,392
THOR Industries, Inc.	3,325	352,915
Tractor Supply Co.	1,450	381,814
		9,911,092
Consumer Staples — 1.99%
Bunge Global SA	3,200	336,736
Casey’s General Stores, Inc.	1,200	465,408
Darling Ingredients, Inc.(a)	5,500	218,515
Performance Food Group Co.(a)	5,630	388,470
Simply Good Foods Co. (The)(a)	9,800	332,416
		1,741,545
Energy — 3.16%
APA Corp.	9,900	308,781
Civitas Resources, Inc.	4,600	320,896
HF Sinclair Corp.	6,100	313,967
Matador Resources Co.	5,100	313,548
Ovintiv, Inc.	10,300	478,332
Repsol SA - ADR	18,000	255,780
Texas Pacific Land Corp.	480	405,552
Vitesse Energy, Inc.	14,170	367,853
		2,764,709
Financials — 9.84%
Assetmark Financial Holdings, Inc.(a)	10,150	350,175
Carlyle Group, Inc. (The)	10,600	527,244

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Deutsche Boerse AG - ADR	31,000	$632,090
Evercore Partners, Inc., Class A	2,375	594,676
FTAI Aviation Ltd.	5,800	646,410
Hamilton Lane, Inc., Class A	3,300	476,421
Houlihan Lokey, Inc., Class A	3,850	578,463
Kinsale Capital Group, Inc.	1,300	594,191
KKR & Co., Inc.	9,700	1,197,465
LPL Financial Holdings, Inc.	2,990	662,345
Raymond James Financial, Inc.	6,450	748,200
Stifel Financial Corp.	4,900	434,483
StoneX Group, Inc.(a)	4,800	400,032
Tradeweb Markets, Inc., Class A	4,850	541,648
XP, Inc., Class A	12,800	219,008
		8,602,851
Health Care — 5.50%
Charles River Laboratories International, Inc.(a)	1,800	439,380
Globus Medical, Inc., Class A(a)	6,400	460,544
ICON PLC(a)	2,450	804,678
Medpace Holdings, Inc.(a)	1,800	688,536
Penumbra, Inc.(a)	3,000	501,270
Repligen Corp.(a)	2,150	359,802
Sonova Holding AG - ADR	6,780	413,783
STERIS PLC	1,300	310,388
Stevanato Group SpA	11,000	227,480
Straumann Holding AG - ADR	23,000	294,170
WillScot Mobile Mini Holdings Corp.(a)	7,500	307,500
		4,807,531
Industrials — 25.18%
Aaon, Inc.	2,300	203,619
AGCO Corp.	4,200	396,564
Ashtead Group PLC - ADR	1,450	416,368
Atkore, Inc.	3,800	513,000
Camtek Ltd.	7,600	798,000
Clean Harbors, Inc.(a)	1,450	346,158
Comfort Systems USA, Inc.	3,900	1,296,438
Core & Main, Inc., Class A(a)	19,200	1,026,624
Disco Corp. - ADR	32,550	1,083,915
DSV A/S - ADR	3,850	353,930
Expeditors International of Washington, Inc.	2,600	324,532
Fluidra SA	15,600	347,643
Franklin Electric Co., Inc.	6,000	639,720
Frontline PLC	13,400	329,774
Generac Holdings, Inc.(a)	3,100	482,608
Greenbrier Companies, Inc. (The)	8,700	443,787
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,390	417,681
Herc Holdings Inc	3,800	592,192
IES Holdings, Inc.(a)	5,400	831,438
Ingersoll Rand, Inc.	9,700	973,880
Installed Building Products, Inc.	1,300	351,455
Kirby Corp.(a)	6,950	854,016
Korn/Ferry International	5,700	420,204
Kuehne & Nagel International AG - ADR	6,200	385,671
Landstar System, Inc.	2,250	428,063
Middleby Corp. (The)(a)	3,300	447,414
Mueller Industries, Inc.	7,800	553,332
nVent Electric PLC	3,900	283,257
Prysmian SpA - ADR	15,000	518,250
Prysmian SpA	14,400	990,770
RBC Bearings, Inc.(a)	1,000	290,840
Regal Rexnord Corp.	2,300	369,564
Rollins, Inc.	7,300	349,743
Saia, Inc.(a)	1,840	768,844
SPX Technologies, Inc.(a)	1,400	206,556
Techtronic Industries Co. Ltd. - ADR	5,700	365,427
Teledyne Technologies, Inc.(a)	900	379,674
Tetra Tech, Inc.	1,450	309,198
TopBuild Corp.(a)	1,300	622,102
Toro Co. (The)	3,200	306,336
Vertiv Holdings Co.	4,500	354,150

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
WESCO International, Inc.	3,600	$629,820
		22,002,557
Materials — 11.76%
Advanced Drainage Systems, Inc.	3,100	548,824
Boise Cascade Co.	2,800	397,852
Cabot Corp.	3,200	320,928
Celanese Corp.	2,500	352,875
Commercial Metals Co.	8,700	522,870
Eagle Materials, Inc.	4,415	1,202,205
Givaudan SA - ADR	5,100	499,494
Gold Fields Ltd. - ADR	22,750	390,390
James Hardie Industries PLC - ADR(a)	12,300	444,768
Kingspan Group PLC - ADR	4,650	436,961
Simpson Manufacturing Co., Inc.	1,900	364,971
Steel Dynamics, Inc.	3,550	472,931
Tenaris S.A. - ADR	11,300	359,792
Ternium S.A. - ADR	8,275	286,977
Trex Co., Inc.(a)	8,300	694,129
UFP Industries, Inc.	6,300	831,159
UFP Technologies, Inc.(a)	1,550	498,465
United States Lime & Minerals Inc.	4,125	350,831
Warrior Met Coal, Inc.	7,500	518,325
West Fraser Timber Co. Ltd.	3,750	332,587
Westlake Chemical Corp.	3,050	450,973
		10,278,307
Real Estate — 1.71%
CBRE Group, Inc., Class A(a)	6,700	755,157
CubeSmart	7,100	337,818
FirstService Corp.	2,300	401,488
		1,494,463
Technology — 25.79%
Advantest Corp. - ADR	15,200	666,520
Amkor Technology, Inc.	13,000	424,580
Arista Networks, Inc.(a)	2,450	849,048
ASE Technology Holding Co. Ltd. - ADR	39,600	396,792
ASM International NV - ADR	810	556,964
Bentley Systems, Inc., Class B	6,100	297,314
Capgemini SE - ADR	8,200	325,786
CDW Corp.	2,200	479,842
Cirrus Logic, Inc.(a)	4,700	613,256
CyberArk Software Ltd.(a)	3,100	794,778
Dassault Systemes SE - ADR	16,120	612,238
Descartes Systems Group, Inc. (The)(a)	8,200	833,530
Digi International, Inc.(a)	21,300	581,490
Dlocal Ltd., Class A	61,300	470,784
Doximity, Inc., Class A(a)	7,200	201,600
Dynatrace, Inc.(a)	10,600	465,552
Entegris, Inc.	3,900	461,331
ExlService Holdings, Inc.(a)	12,100	426,646
Fabrinet(a)	3,800	838,128
Fortinet, Inc.(a)	4,950	287,298
Globant S.A.(a)	3,840	747,686
I3 Verticals, Inc., Class A(a)	13,500	330,885
KLA Corp.	1,265	1,041,184
Lasertec Corp.	2,100	376,139
Logitech International S.A.	7,500	679,275
MKS Instruments, Inc.	3,500	440,650
Monolithic Power Systems, Inc.	650	561,008
NICE Ltd. - ADR(a)	2,100	380,100
Onto Innovation, Inc.(a)	1,680	321,384
Paycom Software, Inc.	3,300	550,407
Paylocity Holdings Corp.(a)	3,300	495,231
PTC, Inc.(a)	2,800	497,980
Qualys, Inc.(a)	4,700	700,958
SPS Commerce, Inc.(a)	4,330	932,769
STMicroelectronics NV	9,400	317,344
Super Micro Computer, Inc.(a)	1,125	789,356
SYNNEX Corp.	2,700	321,759
TDK Corp. - ADR	7,500	522,787
Tokyo Electron Ltd. - ADR	6,600	693,990
Tyler Technologies, Inc.(a)	1,650	937,381
Veeva Systems, Inc., Class A(a)	1,650	316,685
		22,538,435

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Utilities — 1.12%
Pampa Energia SA - ADR(a)	7,200	$327,096
SSE PLC - ADR	14,400	354,024
Veolia Environnement SA - ADR	19,000	299,250
		980,370
Total Common Stocks
(Cost $56,566,388)		86,674,315

CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.(a)(b)	1,550	—

Total Contingent Value Rights
(Cost $—)		—

Total Investments — 99.18%
(Cost $56,566,388)		86,674,315
Other Assets in Excess of Liabilities — 0.82%		720,474
Net Assets — 100.00%		$87,394,789

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the Fund’s net assets.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2024

(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	47.66%
U.S. Government & Agencies	26.13%
Asset Backed Securities	20.88%
Collateralized Loan Obligations	4.28%
Other	1.05%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 47.66%
Communications — 2.28%
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	$1,000,000	$952,887
CCO Holdings LLC, 4.25%, 2/1/2031 (a)	1,000,000	851,623
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	1,000,000	822,532
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	419,231
Univision Communications, Inc., 4.50%, 5/1/2029 (a)	1,000,000	874,543
Verizon Communications, Inc., 2.85%, 9/3/2041	1,000,000	720,248
VMED OC UK Financing PLC, 4.75%, 7/15/2031 (a)	1,000,000	859,860
Vodafone Group PLC, 4.13%, 6/4/2081 (H15T5Y + 276.7bps)(b)	1,000,000	881,863
Warnermedia Holdings, Inc., 5.14%, 3/15/2052	1,000,000	744,466
		7,127,253
Consumer Discretionary — 4.11%
Carnival Corp., 4.00%, 8/1/2028 (a)	2,000,000	1,893,567
Carnival Corp., 6.00%, 5/1/2029 (a)	1,000,000	998,195
Ford Motor Co., Class B, 3.25%, 2/12/2032	500,000	419,896
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	2,000,000	1,950,516
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	2,000,000	1,793,615
Home Depot, Inc. (The), 4.95%, 9/15/2052	1,000,000	946,275
Home Depot, Inc. (The), 5.30%, 6/25/2054	1,000,000	995,839
Lowe’s Cos, Inc., 5.63%, 4/15/2053	1,000,000	991,590
McDonald’s Corp., 5.45%, 8/14/2053	2,000,000	1,980,476
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	892,870
		12,862,839
Consumer Staples — 3.34%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	97,753
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	420,668
Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	430,642
JBS USA LUX SA, 5.50%, 1/15/2030	1,000,000	997,146
JBS USA LUX SA, 3.75%, 12/1/2031	250,000	222,235
JBS USA LUX SA, 3.63%, 1/15/2032	500,000	437,262
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	278,973
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	840,563
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	893,926
Land O’ Lakes, Inc., 7.25%, Perpetual (a)	2,000,000	1,659,976
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	824,876
PepsiCo, Inc., 5.25%, 7/17/2054	1,000,000	1,015,595

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Performance Food Group, Inc., 4.25%, 8/1/2029 (a)	$500,000	$463,488
Pilgrim’s Pride Corp., 4.25%, 4/15/2031	1,000,000	928,670
Walmart, Inc., 4.50%, 4/15/2053	1,000,000	915,124
		10,426,897
Financials — 22.99%
American Express Co., 3.55%, Perpetual (H15T5Y + 285.4bps)(b)	1,000,000	936,224
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,017,460
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (US0001M + 221.5bps)(a),(b)	2,000,000	1,788,401
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	800,000	754,615
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	1,000,000	998,628
Bank of America Corp., 4.38%, Perpetual (H15T5Y + 276.0bps)(b)	2,000,000	1,893,921
Bank of New York Mellon Corp. (The), Series F, 4.63%, 12/20/2049 (TSFR3M + 339.26bps)(b)	1,000,000	962,510
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)(b)	1,000,000	1,049,873
Barclays PLC, 4.84%, 5/9/2028	2,000,000	1,967,238
Barclays PLC, 5.09%, 6/20/2030 (US0001M + 305.40bps)(b)	1,500,000	1,468,053
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)(b)	1,000,000	1,094,602
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)(b)	2,000,000	1,864,741
BNP Paribas SA, 8.00%, Perpetual (H15T5Y +372.70bps)(a),(b)	2,000,000	2,060,150
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,085,473
Citadel Finance LLC, 3.38%, 3/9/2026 (a)	2,000,000	1,927,796
Citigroup, Inc., 3.88%, Perpetual (H15T5Y + 341.7bps)(b)	1,000,000	950,241
Citigroup, Inc., 4.15%, Perpetual (H15T5Y + 300.0bps)(b)	2,000,000	1,859,536
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)(b)	1,000,000	988,233
Citigroup, Inc., 7.13%, Perpetual (H15T5Y + 269.3bps)(b)	1,000,000	1,003,256
Credit Agricole SA, MTN, 4.75%, Perpetual (H15T5Y + 323.7bps)(a),(b)	1,000,000	894,278
Enstar Finance LLC, 5.50%, 1/15/2042 (H15T5Y + 400.6bps)(b)	500,000	447,564
FedNat Holding Co., 7.75%, 3/15/2029 (c)(d)	2,400,000	284,160
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	1,906,265
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)(a),(b)	1,000,000	938,318
Goldman Sachs Group, Inc. (The), 7.50%, Perpetual (H15T5Y + 280.90bps)(b)	1,000,000	1,033,161

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (The), Series P, 8.46%, Perpetual (TSFR3M + 313.6bps)(b)	$1,000,000	$1,000,659
HSBC Holdings PLC, 8.00%, Perpetual (H15T5Y + 385.8bps)(b)	1,000,000	1,059,433
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.2bps)(b)	1,000,000	795,309
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	970,149
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (a)	1,000,000	996,055
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	2,000,000	1,998,517
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)(b)	1,000,000	994,981
JPMorgan Chase & Co., 6.88%, Perpetual (H15T5Y + 273.7bps)	1,000,000	1,035,753
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (a)	500,000	348,496
Liberty Mutual Group, Inc., 4.30%, 2/1/2061 (a)	1,000,000	629,841
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,012,038
Lloyds Banking Group PLC, 8.00%, Perpetual (H15T5Y + 391.3bps)(b)	1,000,000	1,040,820
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	911,889
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	705,663
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	1,000,000	779,756
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.2bps)(a),(b)	1,000,000	848,599
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	350,044
Pacific LifeCorp., 5.40%, 9/15/2052 (a)	1,000,000	975,995
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)(b)	2,000,000	2,082,076
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	2,000,000	1,952,020
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)(a),(b)	1,393,000	1,169,593
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	891,554
Societe Generale SA, 8.50%, Perpetual (H15T5Y + 415.30bps)(a),(b)	2,000,000	1,957,828
Societe Generale SA, 10.00%, Perpetual (H15T5Y + 544.80bps)(a),(b)	1,000,000	1,058,315
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)(a),(b)	2,000,000	1,713,562
State Street Corp., 6.70%, 12/31/2049	1,000,000	1,003,565
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)(b)	1,000,000	1,045,099
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)	1,000,000	1,007,313
UBS Group AG, 4.38%, Perpetual (H15T5Y + 331.3bps)(a),(b)	1,000,000	837,946
UBS Group AG, 7.75%, Perpetual (USISSO05 + 416bps)(a),(b)	1,000,000	1,030,386

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	$2,000,000	$1,984,189
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	480,195
US Bancorp, 5.30%, Perpetual (TSFR3M + 317.6bps)(b)	1,000,000	972,418
Wells Fargo & Co, Series EE, 7.63%, Perpetual (H15T5Y + 360.6bps)(b)	1,000,000	1,066,171
Wells Fargo & Co., Series BB, 3.90%, Perpetual (H15T5Y + 345.3bps)(b)	1,000,000	959,852
Wells Fargo & Co., 6.85%, Perpetual (H15T5Y + 276.7bps)(b)	1,000,000	1,014,529
		71,855,305
Health Care — 0.24%
Viatris, Inc., 3.85%, 6/22/2040	1,000,000	755,430

Industrials — 5.72%
Air Canada, 3.88%, 8/15/2026 (a)	1,000,000	962,648
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	998,419	983,192
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	820,000	763,969
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	2,000,000	1,760,969
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054	1,000,000	982,261
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055	1,000,000	1,027,616
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	926,014
Canadian Pacific Railway Co., 3.10%, 12/2/2051	1,000,000	681,402
CSX Corp., 5.50%, 4/15/2041	1,000,000	1,021,695
Honeywell International, Inc., 5.25%, 3/1/2054	1,000,000	992,579
Norfolk Southern Corp., 5.05%, 8/1/2030	500,000	509,680
Norfolk Southern Corp., 4.55%, 6/1/2053	1,000,000	865,860
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	425,308
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	779,225
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	669,959
Union Pacific Corp., 3.50%, 2/14/2053	1,000,000	745,011
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%, 10/7/2025	443,287	432,602
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	451,863	446,214
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	666,441	605,840
United Parcel Service, Inc., 5.50%, 5/22/2054	1,000,000	1,011,492
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	1,284,089	1,273,895
		17,867,431
Materials — 1.35%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	1,000,000	987,315
Ball Corp., 2.88%, 8/15/2030	1,000,000	860,082
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	439,193
Berry Global, Inc., 5.63%, 7/15/2027 (a)	1,000,000	990,861
Berry Global, Inc., 5.80%, 6/15/2031 (a)	500,000	509,491

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Canpack SA, 3.88%, 11/15/2029 (a)	$500,000	$449,241
		4,236,183
Real Estate — 0.68%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	956,383
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	963,446
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	192,698
		2,112,527
Technology — 3.03%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	963,715
Broadcom, Inc., 4.15%, 11/15/2030	500,000	481,857
Broadcom, Inc., 2.60%, 2/15/2033 (a)	1,000,000	828,552
Broadcom, Inc., 3.50%, 2/15/2041 (a)	1,000,000	788,028
HP, Inc., 6.00%, 9/15/2041	2,500,000	2,611,135
Jabil, Inc., 3.00%, 1/15/2031	1,000,000	869,599
Juniper Networks, Inc., 2.00%, 12/10/2030	500,000	416,477
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	715,841
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	1,000,000	934,231
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,000,000	859,213
		9,468,648
Utilities — 3.92%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	427,881
Ameren Illinois Co., 4.95%, 6/1/2033	1,000,000	1,001,347
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	718,179
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	751,693
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)(b)	1,000,000	953,972
Duke Energy Ohio, Inc., 5.55%, 3/15/2054	1,000,000	1,002,711
Duke Energy Progress LLC, 2.50%, 8/15/2050	1,000,000	594,798
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	702,017
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	960,236
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	390,461
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	338,001
Pinnacle West Capital Corp., 1.30%, 6/15/2025	1,000,000	964,411
PPL Electric Utilities Corp., 5.25%, 5/15/2053	1,000,000	983,560
Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	898,831
Union Electric Co., 3.90%, 4/1/2052	750,000	592,359
Union Electric Co., 5.25%, 1/15/2054	1,000,000	963,951
		12,244,408
Total Corporate Bonds and Notes
(Cost $159,505,434)		148,956,921

ASSET BACKED SECURITIES — 20.88%
ACHV ABS Trust, Series 2023-1PL, Class B, MTN, 6.80%, 3/18/2030 (a)	33,576	33,581
American Credit Acceptance Receivables Trust, Series 2021-2, Class E, MTN, 2.54%, 7/13/2027 (a)	2,000,000	1,965,759

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
American Credit Acceptance Receivables Trust, Series 2021-3, Class E, MTN, 2.56%, 11/15/2027 (a)	$3,000,000	$2,924,859
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, MTN, 3.12%, 2/14/2028 (a)	1,000,000	975,341
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, 5.02%, 12/20/2028 (a)	750,000	741,350
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D, 5.97%, 10/20/2031 (a)	310,000	312,046
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026 (a)	73,722	73,646
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 7/15/2027 (a)	794,844	783,326
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028 (a)	2,250,000	2,090,313
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028 (a)	1,500,000	1,411,410
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	1,250,000	1,193,596
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C, 4.02%, 12/17/2029 (a)	1,000,000	965,942
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029 (a)	1,000,000	947,710
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%, 9/23/2030 (a)	250,000	254,081
DLLST LLC, Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	67	67
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	117,565	117,435
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,000,000	966,985
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,000,000	953,402
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	948,865
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030 (a)	1,000,000	981,090
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026 (a)	476,481	470,024
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/2027 (a)	124,214	122,865
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029 (a)	267,998	266,055
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031 (a)	500,000	504,616
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	2,000,000	1,929,326

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	$1,155,000	$1,099,856
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	1,000,000	949,909
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/2028	1,000,000	982,906
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,000,000	940,442
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	2,000,000	1,916,618
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (a)	1,840,000	1,745,253
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027 (a)	1,000,000	930,091
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028 (a)	1,150,000	1,006,342
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.35%, 10/15/2027 (a)	500,000	482,645
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D, 3.07%, 5/15/2028 (a)	1,000,000	959,678
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C, 5.75%, 8/15/2028 (a)	1,000,000	1,000,502
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (a)	722,946	647,068
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	286,202	268,079
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	2,750,000	2,666,877
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	943,343
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	1,000,000	958,828
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	1,000,000	966,687
Golden Credit Card Trust, Series 2021-1A, Class B, MTN, 1.44%, 8/15/2028 (a)	1,000,000	931,546
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048 (a)	702,068	379,691
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051 (a)	287,969	263,102
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032 (a)	500,000	507,186
HPEFS Equipment Trust 2024-1, Series 2024-1A, Class D, 5.82%, 12/22/2031 (a)	1,000,000	1,012,204
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051 (a)	880,154	809,775
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047 (a)	802,419	504,705

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048 (a)	$857,359	$532,191
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	1,944,454	1,924,758
Mariner Finance Issuance Trust 2024-A, Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	2,000,000	1,999,754
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046 (a)	577,978	483,625
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	284,214	279,655
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,000,000	1,021,286
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,000,000	1,040,945
OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	61,551	61,455
Pagaya AI Debt Grantor Trust 2024-5, Series 2025, Class A, 6.28%, 10/15/2031 (a)	963,543	966,748
Post Road Equipment Finance 2024-1 LLC, Series 2024-1A, Class C, MTN, 5.81%, 10/15/2030 (a)	160,000	161,703
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028 (a)	1,365,000	1,351,750
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 7.69%, 4/20/2034 (TSFR3M + 241.2bps)(b)	1,000,000	1,000,189
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 7.31%, 1/15/2034 (TSFR3M + 201.2bps)(a),(b)	1,000,000	1,002,051
SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.92%, 7/20/2029 (a)	614,786	607,297
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	750,000	726,265
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (a)	597,500	552,648
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%, 8/20/2046 (a)	920,000	807,018
Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.16%, 11/20/2061 (TSFR1M + 81.4bps)(a),(b)	370,002	369,002
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051 (a)	500,000	439,597
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, 9/20/2045 (a)	674,167	613,554
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051 (a)	950,000	860,688
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028 (a)	1,000,000	907,666
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	676,102	628,328
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	500,000	454,325
Westgate Resorts 2022-1 LLC, Series 22-1A, Class A, 1.79%, 8/20/2036 (a)	730,867	705,215

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	$1,000,000	$973,335

Total Asset Backed Securities
(Cost $67,630,814)		65,278,071

U.S. GOVERNMENT & AGENCIES — 26.13%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	214,845	203,954
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	754,790	756,525
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042	820,890	820,125
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050	919,857	785,780
Fannie Mae, Pool #MA4354, 1.50%, 6/1/2051	1,669,820	1,278,172
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051	546,165	460,025
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	847,093	716,040
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,630,206	1,373,229
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	842,334	709,324
Fannie Mae, Pool #MA4436, 1.50%, 10/1/2051	864,789	662,166
Fannie Mae, Pool #BU2591, 2.00%, 12/1/2051	1,305,260	1,047,454
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052	864,243	754,133
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052	880,124	767,474
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052	425,098	370,661
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052	870,920	788,039
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,576,560	1,474,299
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052	1,392,698	1,213,743
Fannie Mae, Pool # MA4732, 4.00%, 9/1/2052	899,693	841,303
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052	2,242,402	2,094,862
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052	1,381,797	1,291,496
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053	1,850,828	1,822,358
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	902,522	887,945
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053	838,178	827,512
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053	934,089	918,600
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053	1,874,502	1,843,275
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054	978,369	913,784
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054	1,929,072	1,929,377
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054	948,192	960,687
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054	1,910,360	1,935,547

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054	$954,867	$978,413
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054	986,975	1,006,543
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054	990,539	951,162
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	461,005
Federal Farm Credit Bank, 3.30%, 3/23/2032	1,000,000	926,942
Federal Farm Credit Bank, 6.44%, 9/20/2038	1,000,000	1,000,482
Federal Farm Credit Bank, 6.49%, 11/15/2038	1,000,000	1,000,523
Federal Farm Credit Bank, 2.13%, 5/21/2040	2,000,000	1,399,292
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	674,635
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	339,440
Federal Farm Credit Banks Funding Corp., 6.36%, 5/2/2044	1,000,000	1,003,390
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	681,135
Federal Home Loan Bank, 6.83%, 10/30/2043	1,000,000	1,001,978
Federal Home Loan Banks, 6.00%, 4/23/2037	1,000,000	1,003,040
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,129,615
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033	676,457	679,401
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036	607,386	547,613
Freddie Mac, Pool #RC2064, 1.50%, 6/1/2036	738,844	647,798
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037	544,375	531,134
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	802,469	683,910
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042	838,911	798,250
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	316,904	290,390
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	696,925	638,217
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	554,948	470,059
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	735,714	626,789
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051	801,147	699,523
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052	2,558,063	2,316,755
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052	892,947	858,071
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	889,856	876,069
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053	904,741	890,495
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053	886,229	888,424
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053	1,847,440	1,727,969
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053	935,943	920,901
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053	934,523	873,928
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	912,065	912,909

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053	$910,380	$911,228
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053	933,766	896,893
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	950,950	935,865
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	929,071	913,337
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053	1,932,481	1,906,762
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053	942,081	926,047
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053	2,399,345	2,441,025
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053	2,889,296	2,889,608
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054	1,490,478	1,511,630
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054	984,917	984,870
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054	993,502	1,006,601
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054	1,000,000	1,013,185
United States Treasury Note, 0.63%, 12/31/2027	5,000,000	4,463,574

Total U.S. Government & Agencies
(Cost $84,131,737)		81,684,714

COLLATERALIZED LOAN OBLIGATIONS — 4.28%
Apex Credit CLO Ltd., Series 2018-1A, Class B, MTN, 7.15%, 4/25/2031 (TSFR3M + 186.2bps)(a),(b)	1,190,000	1,190,143
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 7.69%, 4/20/2034 (TSFR3M + 241.2bps)(a),(b)	250,000	250,618
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 7.71%, 1/15/2035 (TSFR3M + 241.2bps)(a),(b)	1,000,000	1,002,297
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 7.74%, 4/20/2031 (TSFR3M + 246.2bps)(a),(b)	1,000,000	1,001,918
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 7.74%, 7/20/2034 (TSFR3M + 246.2bps)(a),(b)	375,000	375,112
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 6.55%, 10/25/2034 (TSFR3M + 126.2bps)(a),(b)	666,667	666,737
HPS Loan Management Ltd., Series 2010A-16, Class X, 6.44%, 4/20/2034 (TSFR3M + 116.2bps)(a),(b)	380,952	380,949
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 7.59%, 4/20/2034 (TSFR3M + 231.2bps)(a),(b)	1,000,000	1,000,190
Madison Park Funding LXVII Ltd, Series 67A, B, 2.05%, 4/25/2037 (TSFRM + 205.0bps)(a)	1,000,000	1,002,813

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 7.76%, 10/15/2032 (TSFR3M + 246.2bps)(a),(b)	$1,000,000	$1,002,333
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 7.45%, 7/17/2034 (TSFR3M + 216.2bps)(a),(b)	1,000,000	1,002,073
Palmer Square CLO Ltd., Series 2022-1A, Class C, 7.33%, 4/20/2035 (TSFR3M + 205.0bps)(a),(b)	1,000,000	1,002,153
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 7.59%, 8/20/2032 (TSFR3M + 226.2bps)(a),(b)	1,000,000	1,001,567
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 7.11%, 4/15/2030 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,000,835
Venture CLO Ltd., Series 2018-31A, Class C1, 7.49%, 4/20/2031 (TSFR3M + 221.2bps)(a),(b)	1,000,000	1,000,324
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 7.91%, 10/15/2034 (TSFR3M + 261.2bps)(a),(b)	500,000	500,290

Total Collateralized Loan Obligations
(Cost $13,280,470)		13,380,352

Total Investments — 98.95%
(Cost $324,548,455)		309,300,058
Other Assets in Excess of Liabilities — 1.05%		3,279,294
Net Assets — 100.00%		$312,579,352

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2024 was $125,649,435, representing 40.19% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	In default

(d)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the Fund’s net assets.

MTN — Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2024

(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	39.53%
U.S. Government & Agencies	30.99%
Asset Backed Securities	23.11%
Collateralized Loan Obligations	5.71%
Other	0.66%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 39.53%
Communications — 1.22%
NBN Co. Ltd., MTN, 1.45%, 5/5/2026 (a)	$1,000,000	$944,061
Verizon Communications, Inc., 6.68%, 9/3/2041 (TSFR3M + 136.1bps)(b)	2,000,000	2,016,489
		2,960,550
Consumer Discretionary — 3.65%
General Motors Financial Co., Inc., 1.20%, 10/15/2024	1,000,000	990,865
General Motors Financial Co., Inc., 3.80%, 4/7/2025	1,000,000	988,431
General Motors Financial Co., Inc., 1.25%, 1/8/2026	1,000,000	947,019
General Motors Financial Co., Inc., 1.50%, 6/10/2026	1,000,000	937,792
McDonald’s Corp., 4.80%, 8/14/2028	1,000,000	1,007,787
McDonald’s Corp., MTN, 5.00%, 5/17/2029	2,000,000	2,036,868
Nissan Motor Co. Ltd., 3.52%, 9/17/2025 (a)	2,000,000	1,953,087
		8,861,849
Consumer Staples — 1.31%
JBS USA LUX SA, 5.13%, 2/1/2028	1,000,000	998,900
JDE Peet’s NV, 1.38%, 1/15/2027 (a)	250,000	229,252
Tyson Foods, Inc., 5.40%, 3/15/2029	1,000,000	1,018,470
Viterra Finance BV, 2.00%, 4/21/2026 (a)	1,000,000	946,336
		3,192,958
Financials — 16.82%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	1,981,079
AerCap Ireland Capital DAC, 1.65%, 10/29/2024	1,000,000	990,084
Air Lease Corp., 1.88%, 8/15/2026	500,000	469,736
Antares Holdings LP, 3.95%, 7/15/2026 (a)	1,500,000	1,436,953
Aviation Capital Group LLC, 1.95%, 1/30/2026 (a)	1,000,000	950,279
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (a)	2,000,000	1,901,671
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	978,719
Banco Santander SA, 5.15%, 8/18/2025	1,000,000	997,270
BPCE SA, 2.38%, 1/14/2025 (a)	500,000	492,930
Citigroup, Inc., 6.10%, 6/9/2027 (SOFR + 77.0bps)(b)	1,000,000	999,526
CNO Global Funding, 1.75%, 10/7/2026 (a)	500,000	463,927
Equitable Financial Life Global Funding, 1.40%, 7/7/2025 (a)	1,000,000	965,975
Equitable Financial Life Global Funding, 1.00%, 1/9/2026 (a)	500,000	472,126
Equitable Financial Life Global Funding, 1.70%, 11/12/2026 (a)	1,000,000	929,692
GA Global Funding Trust, 1.63%, 1/15/2026 (a)	1,000,000	950,208

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
GE Capital International Funding Co., 3.37%, 11/15/2025	$200,000	$196,086
Goldman Sachs Group, Inc. (The), 6.14%, 3/9/2027 (SOFR + 81.0bps)(b)	1,000,000	1,000,475
Goldman Sachs Group, Inc. (The), 6.25%, 10/21/2027 (SOFR + 92.0bps)(b)	2,000,000	2,008,513
HSBC Holdings PLC, 4.25%, 8/18/2025	1,000,000	987,860
HSBC Holdings PLC, 6.99%, 9/12/2026 (TSFR3M + 164.1bps)(b)	1,500,000	1,517,456
ING Groep NV, 6.34%, 4/1/2027 (SOFR + 101.0bps)(b)	2,000,000	2,005,947
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (a)	2,000,000	1,992,110
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)(b)	1,000,000	990,925
JPMorgan Chase & Co., 6.22%, 4/22/2027 (SOFR + 88.5bps)(b)	2,000,000	2,009,138
JPMorgan Chase & Co., 6.51%, 2/24/2028 (SOFR + 118.0bps)(b)	1,000,000	1,012,126
JPMorgan Chase Bank NA, 5.11%, 12/8/2026	1,000,000	1,008,970
Lloyds Banking Group PLC, 4.58%, 12/10/2025 (a)	250,000	247,506
Met Tower Global Funding, MTN, 1.25%, 9/14/2026 (a)	1,000,000	930,604
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	965,118
Nomura Holdings, Inc., 1.65%, 7/14/2026	1,000,000	935,661
Nordea Bank Abp, MTN, 1.50%, 9/30/2026 (a)	1,000,000	930,929
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026 (a)	500,000	466,060
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026 (a)	1,000,000	930,920
Protective Life Global Funding, MTN, 1.30%, 9/20/2026 (a)	500,000	464,539
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (a)	1,000,000	932,431
Societe Generale SA, 4.25%, 4/14/2025 (a)	3,000,000	2,961,094
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)(a),(b)	1,000,000	934,586
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	483,272
		40,892,501
Health Care — 1.38%
Highmark, Inc., 1.45%, 5/10/2026 (a)	500,000	466,622
McKesson Corp., Class B, 1.30%, 8/15/2026	1,000,000	933,760
Viatris, Inc., 1.65%, 6/22/2025	1,000,000	967,346
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	1,000,000	987,010
		3,354,738
Industrials — 5.06%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	973,459	958,613
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026 (a)	412,698	397,268
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030 (a)	194,685	194,853
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,601,244	1,544,982
Ashtead Capital, Inc., 1.50%, 8/12/2026 (a)	1,000,000	927,367

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
CNH Industrial Capital LLC, 1.88%, 1/15/2026	$1,000,000	$956,771
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025 (a)	1,000,000	951,644
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (a)	1,000,000	938,398
Stanley Black & Decker, Inc., 2.30%, 2/24/2025	1,000,000	981,615
Triton Container International Ltd., 2.05%, 4/15/2026 (a)	1,000,000	942,958
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	451,863	446,214
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	630,641	583,386
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/2029	502,946	509,272
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	1,045,058	1,026,603
Vontier Corp., 1.80%, 4/1/2026	1,000,000	944,784
		12,304,728
Materials — 2.71%
Berry Global, Inc., 1.57%, 1/15/2026	1,000,000	950,676
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,848,484
Graphic Packaging International LLC, 1.51%, 4/15/2026 (a)	1,000,000	937,726
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,000,000	923,721
Sherwin-Williams Co. (The), 4.05%, 8/8/2024	1,000,000	999,634
Silgan Holdings, Inc., 1.40%, 4/1/2026 (a)	1,000,000	933,918
		6,594,159
Real Estate — 0.80%
American Tower Corp., 1.60%, 4/15/2026	500,000	472,108
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025 (a)	1,500,000	1,479,104
		1,951,212
Technology — 4.02%
Arrow Electronic, Inc., 4.00%, 4/1/2025	1,000,000	989,496
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	1,991,760
DXC Technology Co., 1.80%, 9/15/2026	500,000	466,112
Global Payments, Inc., 1.20%, 3/1/2026	1,000,000	941,699
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	944,609
Juniper Networks, Inc., 1.20%, 12/10/2025	1,000,000	946,862
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	1,205,000	1,125,748
Marvell Technology, Inc., 1.65%, 4/15/2026	1,000,000	946,205
Western Union Co. (The), 1.35%, 3/15/2026	1,000,000	942,229
Wipro IT Services LLC, 1.50%, 6/23/2026 (a)	500,000	469,964
		9,764,684
Utilities — 2.56%
AES Corp. (The), 1.38%, 1/15/2026	1,000,000	947,487
Ameren Corp., 1.95%, 3/15/2027	500,000	465,414
Duke Energy Corp., 4.30%, 3/15/2028	1,000,000	985,810
Edison International, 4.70%, 8/15/2025	500,000	497,015
Enel Finance International NV, 1.38%, 7/12/2026 (a)	1,000,000	937,103
Eversource Energy, 1.40%, 8/15/2026	500,000	465,726
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	933,016

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Southern Co. (The), 4.48%, 8/1/2024	$1,000,000	$1,000,000
		6,231,571
Total Corporate Bonds and Notes
(Cost $98,985,952)		96,108,950

ASSET BACKED SECURITIES — 23.11%
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	170,909	168,651
American Credit Acceptance Receivables Trust, Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	1,208,163	1,193,002
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34%, 11/15/2027 (a)	1,732,734	1,704,319
American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.82%, 2/14/2028 (a)	1,071,848	1,057,149
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	500,000	501,889
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033 (a)	273,468	263,018
BHG Securitization Trust, Series 2024-1A, A, 5.81%, 4/17/2035 (a)	263,811	266,120
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027	1,000,000	984,442
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027	1,625,000	1,578,271
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027	1,000,000	969,774
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028	750,000	713,807
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028	2,209,000	2,085,216
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028	500,000	474,666
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027	1,000,000	946,537
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	1,689,365	1,658,099
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	1,000,000	1,020,809
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045 (a)	1,220,306	1,115,841
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045	116,333	106,823
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047 (a)	791,467	715,254
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/2029 (a)	79,774	80,029
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	24,046	24,007
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	3,000,000	2,898,771
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	1,500,000	1,484,575

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026 (a)	$171,043	$170,191
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029 (a)	523,000	530,350
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038 (a)	797,999	720,691
Dllad 2024-1 LLC, Series 2024-1A, A3, 5.30%, 7/20/2029 (TSFR3M + 181.2bps)(a)	1,000,000	1,019,571
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	2,000,000	1,909,096
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027 (a)	1,000,000	976,113
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%, 11/16/2026	290,340	285,504
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	2,000,000	1,904,512
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/2029	1,020,000	1,037,866
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%, 3/15/2027 (a)	500,000	486,048
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (a)	2,000,000	1,897,014
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	1,500,000	1,462,080
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (a)	722,946	647,068
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040 (a)	579,768	538,513
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	1,500,000	1,438,782
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	28,299	26,018
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	63,995	58,150
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (a)	185,495	156,208
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%, 5/17/2032 (a)	1,000,000	1,003,555
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048 (a)	384,613	303,822
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	30,075	27,854
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	425,860	427,600
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031 (a)	500,000	505,691
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054 (a)	422,979	382,106
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (a)	424,829	384,553
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%, 1/15/2030 (a)	1,000,000	1,016,380

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048 (a)	$667,584	$528,930
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	165,986	163,769
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052 (a)	132,235	102,837
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	18,877	18,600
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 6.77%, 2/14/2031 (TSFR3M + 146.2bps)(a),(b)	1,000,000	1,001,728
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029 (a)	790,397	795,471
Post Road Equipment Finance 2024-1 LLC, Series 2024-1A, Class A2, MTN, 5.59%, 11/15/2029 (a)	250,000	251,659
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	1,000,000	989,750
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030 (a)	200,000	187,916
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 5.89%, 6/15/2039 (TSFR3M + 55.2bps)(b)	84,994	82,645
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032 (a)	4,697	4,634
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/2034 (a)	22,039	21,677
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057 (a)	856,672	716,283
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (a)	783,920	725,074
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045 (a)	1,418,726	1,343,649
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/2027 (a)	361,508	358,785
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046 (a)	721,250	634,049
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049 (a)	685,000	650,314
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050 (a)	756,373	712,322
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051 (a)	876,395	792,219
Verdant Receivables 2024-1 LLC, Series 2024-1A, CLass A2, 5.68%, 12/12/2031 (a)	1,000,000	1,012,351
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051 (a)	1,091,060	889,144
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 2/17/2027 (a)	1,000,000	979,014

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027	$2,000,000	$1,908,217

Total Asset Backed Securities
(Cost $58,523,029)		56,197,442

U.S. GOVERNMENT & AGENCIES — 30.99%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033	709,416	695,947
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	858,758	824,606
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	212,770	198,156
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035	858,211	773,777
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037	740,205	722,376
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	754,790	756,525
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041	693,829	613,277
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	764,535	654,251
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043	840,704	839,919
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043	853,694	852,897
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048	867,555	828,711
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050	729,806	611,048
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050	787,002	661,589
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	632,078	535,089
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	725,964	568,769
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050	1,486,057	1,204,244
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051	748,200	586,188
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	660,065	580,093
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	740,747	629,934
Fannie Mae, Pool #MA4489, 2.00%, 11/1/2051	884,159	688,313
Fannie Mae, Pool #FS0353, 2.00%, 1/1/2052	1,095,338	879,031
Fannie Mae, Pool #CB3372, 3.50%, 4/1/2052	911,223	825,595
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,633,741	1,527,771
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052	1,349,756	1,174,514
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	899,693	841,303
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052	886,492	852,053
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	902,522	887,945
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053	1,770,957	1,772,601
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053	951,835	889,253

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053	$1,888,865	$1,889,409
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053	939,030	951,742
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053	950,018	963,862
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054	986,576	1,001,408
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054	2,000,000	2,026,371
Federal Farm Credit Bank, 2.63%, 7/25/2029	1,000,000	927,863
Federal Farm Credit Banks Funding Corp., 6.04%, 3/21/2039	1,000,000	1,000,615
Federal Farm Credit Banks Funding Corp., 6.22%, 4/25/2039	1,000,000	1,004,310
Federal Farm Credit Banks Funding Corp., 6.25%, 5/6/2039	1,000,000	1,002,414
Federal Farm Credit Banks Funding Corp., 6.05%, 6/27/2044	2,000,000	2,005,408
Federal Farm Credit Banks Funding Corp., 6.03%, 8/1/2044	1,000,000	1,000,096
Federal Home Loan Banks, 5.93%, 11/27/2030	1,000,000	1,000,107
Federal Home Loan Banks, 6.00%, 4/23/2037	1,000,000	1,003,040
Federal Home Loan Banks, 6.15%, 2/16/2039	1,000,000	999,449
Federal Home Loan Banks, 5.97%, 2/28/2039	2,000,000	2,005,882
Federal Home Loan Banks, 6.25%, 5/2/2039	1,000,000	1,004,585
Federal Home Loan Banks, 6.83%, 10/30/2043	1,000,000	1,001,978
Federal Home Loan Banks, 6.30%, 4/25/2044	2,000,000	2,008,869
Federal Home Loan Banks, 6.15%, 6/17/2044	1,000,000	1,000,454
Federal Home Loan Banks, 6.23%, 7/22/2044	1,500,000	1,507,350
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038	1,625,291	1,611,412
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	802,469	683,910
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049	924,301	782,490
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051	737,743	577,795
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051	1,620,026	1,208,576
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052	902,830	821,294
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	961,079	899,202
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	854,047	821,275
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052	830,073	818,064
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052	928,604	892,747
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	889,856	876,069
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053	929,196	892,612
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053	914,202	916,537

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053	$980,234	$966,013
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053	1,902,684	1,872,503
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	912,065	912,909
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053	926,414	914,623
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053	931,883	916,100
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053	961,275	898,049
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053	1,875,074	1,900,280
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054	959,076	959,231
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054	959,380	972,029
United States Treasury Note, 0.63%, 12/31/2027	5,000,000	4,463,574

Total U.S. Government & Agencies
(Cost $77,759,345)		75,358,281

COLLATERALIZED LOAN OBLIGATIONS — 5.71%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 6.78%, 5/15/2030 (TSFR3M + 146.2bps)(a),(b)	1,000,000	999,986
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 6.96%, 1/15/2035 (TSFR3M + 166.2bps)(a),(b)	1,000,000	1,002,260
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR, 6.71%, 1/15/2031 (TSFR3M + 141.2bps)(a),(b)	825,000	825,239
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.69%, 1/25/2035 (TSFR3M + 140.2bps)(a),(b)	1,000,000	1,002,843
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 6.67%, 1/20/2031 (TSFR3M + 139.2bps)(a),(b)	625,000	625,179
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ, 6.84%, 4/20/2030 (TSFR3M + 156.2bps)(a),(b)	1,000,000	1,000,552
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR, 7.08%, 4/20/2035 (TSFR3M + 180.0bps)(a),(b)	1,000,000	1,000,058
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 7.35%, 5/22/2039 (TSFR3M + 202.2bps)(a),(b)	1,759,958	1,746,758
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.74%, 10/20/2034 (TSFR3M + 146.2bps)(a),(b)	1,000,000	1,000,495
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 6.96%, 10/15/2032 (TSFR3M + 166.2bps)(a),(b)	1,000,000	1,000,437
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 6.95%, 4/15/2035 (TSFR3M + 165.0bps)(a),(b)	1,000,000	1,000,262

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 6.74%, 10/20/2034 (TSFR3M + 146.2bps)(a),(b)	$1,000,000	$1,001,326
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 7.11%, 4/15/2030 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,000,835
Voya CLO Ltd., Series 2020-3A, Class AR, 6.69%, 10/20/2034 (TSFR3M + 141.2bps)(a),(b)	675,000	676,790

Total Collateralized Loan Obligations
(Cost $13,864,862)		13,883,020

Total Investments — 99.34%
(Cost $249,133,188)		241,547,693
Other Assets in Excess of Liabilities — 0.66%		1,609,026
Net Assets — 100.00%		$243,156,719

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2024 was $92,772,420, representing 38.15% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

MTN — Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2024

(Unaudited)

Fund Holdings (as a percentage of net assets)

Industrials	21.14%
Technology	16.84%
Consumer Discretionary	13.26%
Energy	10.23%
Health Care	9.82%
Financials	8.95%
Consumer Staples	7.61%
Materials	2.05%
Real Estate	1.81%
Communications	0.57%
Other	7.72%
100.00%

	Shares	Fair Value
COMMON STOCKS — 92.28%
Communications — 0.57%
Grab Holdings Ltd., Class A(a)	52,000	$171,600

Consumer Discretionary — 13.26%
Arcos Dorados Holdings, Inc., Class A	73,000	705,180
Axon Enterprise, Inc.(a)	775	232,508
Boot Barn Holdings, Inc.(a)	1,700	226,916
Cavco Industries, Inc.(a)	800	331,696
Churchill Downs, Inc.	3,100	445,036
Dick’s Sporting Goods, Inc.	2,240	484,624
DraftKings, Inc., Class A(a)	9,960	368,022
Green Brick Partners, Inc.(a)	2,050	149,957
Group 1 Automotive, Inc.	440	160,917
SharkNinja, Inc.	3,500	268,975
Sportradar Group AG(a)	13,600	147,696
Texas Roadhouse, Inc.	1,900	331,759
Visteon Corp.(a)	1,350	155,979
		4,009,265
Consumer Staples — 7.61%
BJ’s Wholesale Club Holdings, Inc.(a)	10,000	879,600
Chefs’ Warehouse, Inc. (The)(a)	7,050	293,209
Dole PLC	12,600	187,110
elf Beauty, Inc.(a)	3,300	569,514
Pilgrim’s Pride Corp.(a)	9,000	371,070
		2,300,503
Energy — 10.23%
Matador Resources Co.	5,500	338,140
Murphy USA, Inc.	370	186,820
Northern Oil and Gas, Inc.	17,900	773,101
Par Pacific Holdings, Inc.(a)	5,900	156,645
Permian Resources Corp., Class A	44,700	685,698
Range Resources Corp.	10,700	334,161
U.S. Silica Holdings, Inc.(a)	17,900	277,271
Weatherford International PLC(a)	2,900	341,794
		3,093,630
Financials — 8.95%
Brookfield Asset Management Ltd.	5,637	245,942
Freedom Holding Corp.(a)	3,700	311,355
Goosehead Insurance Inc, Class A(a)	5,050	455,965
Hamilton Lane, Inc., Class A	2,300	332,051
LPL Financial Holdings, Inc.	2,700	598,104
Merchants Bancorp	8,800	396,000
Robinhood Markets, Inc., Class A(a)	17,900	368,203
		2,707,620
Health Care — 9.82%
Bio-Techne Corp.	3,600	293,724
Catalyst Pharmaceuticals, Inc.(a)	20,250	349,110

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Ensign Group, Inc. (The)	2,100	$295,575
Inmode Ltd.(a)	8,300	150,396
Insmed, Inc.(a)	10,970	798,067
Lantheus Holdings, Inc.(a)	2,450	256,834
Neurocrine Biosciences, Inc.(a)	1,315	186,165
PACS Group, Inc.(a)	11,400	408,120
RadNet, Inc.(a)	3,900	233,025
		2,971,016
Industrials — 21.14%
AeroVironment, Inc.(a)	1,994	356,009
API Group Corp.(a)	6,600	250,074
AZZ, Inc.	3,750	299,850
Badger Meter, Inc.	1,650	340,164
Cactus, Inc., Class A	6,050	381,876
Camtek Ltd.	2,200	231,000
Construction Partners Inc., Class A(a)	4,800	310,320
Copa Holdings SA, Class A	3,150	279,562
CSW Industrials, Inc.	1,300	421,746
Dorian LPG Ltd.	3,550	145,053
Frontline PLC	6,450	158,735
Installed Building Products, Inc.	1,330	359,565
International Seaways, Inc.	5,450	305,200
Janus International Group, Inc.(a)	18,950	273,259
Kratos Defense & Security Solutions, Inc.(a)	11,400	256,956
Mueller Industries, Inc.	11,690	829,289
Novanta, Inc.(a)	2,300	416,714
nVent Electric PLC	4,100	297,783
Tetra Tech, Inc.	1,400	298,536
V2X Inc.(a)	3,500	182,455
		6,394,146
Materials — 2.05%
CONSOL Energy Inc.(a)	1,550	154,706
Graphic Packaging Holding Co.	10,450	314,545
Hawkins, Inc.	1,450	150,655
		619,906
Real Estate — 1.81%
Matson, Inc.	4,130	548,092

Technology — 16.84%
Agilysys, Inc.(a)	1,350	151,321
Amkor Technology, Inc.	8,250	269,445
Calix, Inc.(a)	4,500	185,085
Kulicke & Soffa Industries, Inc.	7,300	344,341
Lattice Semiconductor Corp.(a)	6,500	344,500
Nova, Ltd.(a)	1,800	371,646
Oddity Tech Ltd.(a)	7,200	291,204
Onto Innovation, Inc.(a)	1,450	277,385
Rambus, Inc.(a)	17,800	915,632
Shift4 Payments, Inc.(a)	5,800	398,982
StoneCo Ltd., Class A(a)	15,700	205,984
Super Micro Computer, Inc.(a)	870	610,436
TaskUS, Inc.(a)	12,000	198,120
Verra Mobility Corp.(a)	10,000	301,300
WNS Holdings Ltd.(a)	3,800	226,404
		5,091,785
Total Common Stocks
(Cost $20,391,750)		27,907,563

CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
Sinovac Biotech Ltd.(b)	74,893	—

Total Contingent Value Rights
(Cost $—)		—

Total Investments — 92.28%
(Cost $20,391,750)		27,907,563
Other Assets in Excess of Liabilities — 7.72%		2,333,582
Net Assets — 100.00%		$30,241,145

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

July 31, 2024

(Unaudited)

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Assets:
Investments at value (identified cost of $56,566,388, $324,548,455, $249,133,188 and $20,391,750, respectively)	$86,674,315	$309,300,058	$241,547,693	$27,907,563
Total investments	86,674,315	309,300,058	241,547,693	27,907,563

Cash	632,310	2,588,856	1,544,664	699,811
Dividends and interest receivable	29,820	2,390,833	1,298,962	4,338
Reclaims receivable	25,162	15,504	—	1,772
Receivable for shareholder purchases	122,962	828,843	72,076	1,636,430
Other assets	35,400	56,515	44,884	35,277
Total assets	87,519,969	315,180,609	244,508,279	30,285,191

Liabilities:
Payable for shareholder redemptions	17,227	289,198	93,133	362
Payable for securities purchased	—	1,999,754	1,000,000	—
Accrued distribution fees	30,386	115,701	68,899	9,002
Accrued advisory fees	40,792	104,997	106,040	9,571
Accrued accounting service and transfer agent fees	10,993	31,746	26,248	9,096
Other accrued expenses	25,782	59,861	57,240	16,015
Total liabilities	125,180	2,601,257	1,351,560	44,046

Net assets	$87,394,789	$312,579,352	$243,156,719	$30,241,145

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,968,981	18,002,699	26,682,292	1,140,805
Net assets	$38,860,277	$163,153,554	$110,135,002	$18,153,723
Net asset value per share	$19.74	$9.06	$4.13	$15.91
Class A: Shares outstanding	667,216	2,893,213	1,966,858	129,052
Net assets	$12,131,507	$24,677,105	$7,569,832	$2,015,886
Net asset value per share	$18.18	$8.53	$3.85	$15.62
Maximum offering price per share(a)	$19.29	$9.05	$3.94	$16.57
Class L: Shares outstanding	2,886,053	15,166,818	36,213,424	689,012
Net assets	$36,403,005	$119,901,074	$125,451,885	$10,071,536
Net asset value per share	$12.61	$7.91	$3.46	$14.62
Class C: Shares outstanding		628,191
Net assets		$4,847,619
Net asset value per share		$7.72

Net assets consist of:
Paid-in capital	$59,920,620	$536,685,966	$271,574,404	$26,717,820
Accumulated earnings (deficit)	27,474,169	(224,106,614)	(28,417,685)	3,523,325

Net assets applicable to outstanding shares of beneficial interest	$87,394,789	$312,579,352	$243,156,719	$30,241,145

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Six Months Ended July 31, 2024

(Unaudited)

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Investment income
Dividends (net of foreign taxes withheld of $46,936, $— $— and $595, respectively)	$592,447	$—	$—	$141,301
Interest	20,362	7,995,281	4,682,701	13,803
Total income	612,809	7,995,281	4,682,701	155,104
Expenses
Investment advisory fees	382,198	610,324	856,347	134,961
Distribution fees
Class A	—	63,373	—	2,519
Class L	179,025	597,066	412,764	50,256
Class C	—	25,577	—	—
Transfer agent fees	47,580	154,196	96,699	32,277
Accounting service fees	34,489	49,199	41,678	32,172
Registration fees	30,533	34,390	25,362	35,264
Professional fees	12,058	32,501	25,931	6,943
Trustee fees	9,667	35,378	29,708	3,708
Shareholder reports	9,572	21,172	10,316	5,822
Custodial fees	5,553	16,718	14,475	3,146
Line of credit fees	5,354	10,851	9,922	4,436
Insurance	3,820	15,225	14,687	1,529
Interest expense	76	808	6,706	910
Miscellaneous	18,684	77,482	76,862	18,685
Total operating expenses	738,609	1,744,260	1,621,457	332,628
Less expenses waived by investment adviser	(134,482)	—	(184,903)	(92,536)
Net operating expenses	604,127	1,744,260	1,436,554	240,092
Net investment income (loss)	8,682	6,251,021	3,246,147	(84,988)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions	1,263,227	(1,811,087)	(1,089,379)	4,509,375
Net realized loss from foreign currency	(405)	—	—	(150)
Change in unrealized appreciation (depreciation) on investments	6,610,112	4,677,136	3,627,555	(2,470,319)
Change in unrealized appreciation on foreign currency	270	—	—	160
Net realized and change in unrealized gain on investments	7,873,204	2,866,049	2,538,176	2,039,066
Net increase in net assets resulting from operations	$7,881,886	$9,117,070	$5,784,323	$1,954,078

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Multi-Sector Bond Fund
	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Operations:
Net investment income (loss)	$8,682	$(163,877)	$6,251,021	$12,624,218
Net realized gain (loss) from security transactions	1,262,822	(136,750)	(1,811,087)	(16,833,123)
Change in unrealized appreciation on investments	6,610,382	6,540,155	4,677,136	16,947,600
Net increase in net assets resulting from operations	7,881,886	6,239,528	9,117,070	12,738,695
Distributions:
From earnings:
Institutional Class	—	—	(4,012,704)	(5,567,126)
Class A	—	—	(627,292)	(1,270,584)
Class L	—	—	(2,854,388)	(5,360,519)
Class C			(125,441)	(246,701)
	—	—	(7,619,825)	(12,444,930)
Capital Transactions — Institutional Class:
Proceeds from shares sold	4,157,965	6,565,200	27,256,681	51,585,745
Reinvestment of distributions	—	—	3,776,973	5,142,332
Amount paid for shares redeemed	(2,732,618)	(10,909,450)	(14,992,375)	(31,592,757)
Net assets received in conjunction with fund merger (Note 1)	—	5,952,154	—	—
Total Institutional Class	1,425,347	1,607,904	16,041,279	25,135,320
Capital Transactions — Class A:
Proceeds from shares sold	281,691	3,928,672	366,746	1,476,060
Reinvestment of distributions	—	—	512,984	1,014,947
Amount paid for shares redeemed	(1,593,366)	(1,954,623)	(3,271,249)	(13,008,106)
Net assets received in conjunction with fund merger (Note 1)	—	1,738,180	—	—
Total Class A	(1,311,675)	3,712,229	(2,391,519)	(10,517,099)
Capital Transactions — Class L:
Proceeds from shares sold	1,473,005	2,263,851	6,759,375	12,009,684
Reinvestment of distributions	—	—	2,563,621	4,720,461
Amount paid for shares redeemed	(2,895,236)	(6,200,037)	(13,824,653)	(38,707,211)
Net assets received in conjunction with fund merger (Note 1)	—	5,193,551	—	—
Total Class L	(1,422,231)	1,257,365	(4,501,657)	(21,977,066)
Capital Transactions — Class C:
Proceeds from shares sold			4,900	61,400
Reinvestment of distributions			61,552	125,040
Amount paid for shares redeemed			(665,248)	(1,554,842)
Total Class C			(598,796)	(1,368,402)
Net increase (decrease) in net assets resulting from capital share transactions	(1,308,559)	6,577,498	8,549,307	(8,727,247)
Total increase (decrease) in net assets	6,573,327	12,817,026	10,046,552	(8,433,482)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Multi-Sector Bond Fund
	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Net Assets
Beginning of period	$80,821,462	$68,004,436	$302,532,800	$310,966,282
End of period	$87,394,789	$80,821,462	$312,579,352	$302,532,800

Share Transactions — Institutional Class:
Shares sold	217,932	391,839	3,049,816	5,932,530
Shares issued in reinvestment of distributions	—	—	422,448	592,386
Shares redeemed	(142,292)	(657,539)	(1,677,887)	(3,633,094)
Shares received in conjunction with fund merger (Note 1)	—	356,275	—	—
Total Institutional Class	75,640	90,575	1,794,377	2,891,822
Share Transactions — Class A:
Shares sold	15,848	262,503	43,524	178,709
Shares issued in reinvestment of distributions	—	—	60,919	123,805
Shares redeemed	(89,597)	(129,312)	(388,608)	(1,583,673)
Shares received in conjunction with fund merger (Note 1)	—	112,936	—	—
Total Class A	(73,749)	246,127	(284,165)	(1,281,159)
Share Transactions — Class L:
Shares sold	120,729	212,862	865,223	1,562,694
Shares issued in reinvestment of distributions	—	—	328,165	619,276
Shares redeemed	(234,336)	(575,574)	(1,769,375)	(5,057,072)
Shares received in conjunction with fund merger (Note 1)	—	481,891	—	—
Total Class L	(113,607)	119,179	(575,987)	(2,875,102)
Share Transactions — Class C:
Shares sold			643	8,349
Shares issued in reinvestment of distributions			8,069	16,777
Shares redeemed			(87,268)	(207,645)
Total Class C			(78,556)	(182,519)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Operations:
Net investment income (loss)	$3,246,147	$7,045,355	$(84,988)	$(67,428)
Net realized gain (loss) from security transactions	(1,089,379)	(4,298,272)	4,509,225	489,519
Change in unrealized appreciation (depreciation) on investments	3,627,555	9,886,069	(2,470,159)	470,747
Net increase in net assets resulting from operations	5,784,323	12,633,152	1,954,078	892,838
Distributions:
From earnings:
Institutional Class	(1,770,214)	(3,357,568)	—	(45,790)
Class A	(141,420)	(238,803)	—	(1,796)
Class L	(1,952,927)	(3,659,745)	—	—
	(3,864,561)	(7,256,116)	—	(47,586)
Capital Transactions — Institutional Class:
Proceeds from shares sold	14,864,209	23,548,060	4,342,873	5,382,728
Reinvestment of distributions	1,708,815	3,248,055	—	44,851
Amount paid for shares redeemed	(21,328,970)	(73,509,981)	(6,528,819)	(19,991,157)
Net assets received in conjunction with fund merger (Note 1)	—	—	—	1,959,805
Total Institutional Class	(4,755,946)	(46,713,866)	(2,185,946)	(12,603,773)
Capital Transactions — Class A:
Proceeds from shares sold	151,619	1,815,129	55,449	8,252
Reinvestment of distributions	140,936	238,042	—	1,767
Amount paid for shares redeemed	(1,510,983)	(2,832,953)	(144,909)	(210,345)
Net assets received in conjunction with fund merger (Note 1)	—	—	—	1,251,868
Total Class A	(1,218,428)	(779,782)	(89,460)	1,051,542
Capital Transactions — Class L:
Proceeds from shares sold	8,021,809	19,792,088	395,163	911,597
Reinvestment of distributions	1,863,157	3,466,116	—	—
Amount paid for shares redeemed	(20,280,160)	(69,495,578)	(767,867)	(850,629)
Net assets received in conjunction with fund merger (Note 1)	—	—	—	5,717,140
Total Class L	(10,395,194)	(46,237,374)	(372,704)	5,778,108
Net decrease in net assets resulting from capital share transactions	(16,369,568)	(93,731,022)	(2,648,110)	(5,774,123)
Total decrease in net assets	(14,449,806)	(88,353,986)	(694,032)	(4,928,871)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024	For the Six Months Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Net Assets
Beginning of period	$257,606,525	$345,960,511	$30,935,177	$35,864,048
End of period	$243,156,719	$257,606,525	$30,241,145	$30,935,177

Share Transactions — Institutional Class:
Shares sold	3,644,995	5,895,294	276,264	383,121
Shares issued in reinvestment of distributions	418,915	815,416	—	2,959
Shares redeemed	(5,230,976)	(18,439,850)	(416,676)	(1,435,020)
Shares received in conjunction with fund merger (Note 1)	—	—	—	140,094
Total Institutional Class	(1,167,066)	(11,729,140)	(140,412)	(908,846)
Share Transactions — Class A:
Shares sold	39,806	484,989	3,612	597
Shares issued in reinvestment of distributions	37,022	63,956	—	119
Shares redeemed	(396,354)	(760,277)	(9,377)	(15,508)
Shares received in conjunction with fund merger (Note 1)	—	—	—	91,080
Total Class A	(319,526)	(211,332)	(5,765)	76,288
Share Transactions — Class L:
Shares sold	2,333,747	5,878,329	27,261	69,842
Shares issued in reinvestment of distributions	543,072	1,031,376	—	—
Shares redeemed	(5,914,019)	(20,643,590)	(53,155)	(66,419)
Shares received in conjunction with fund merger (Note 1)	—	—	—	441,799
Total Class L	(3,037,200)	(13,733,885)	(25,894)	445,222

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.95		$16.48	$17.92	$19.69	$16.48	$14.67
Income from investment operations
Net investment income (loss)(1)	0.04		0.04	— (2)	(0.07)	(0.10)	(0.03	)(3)
Net realized and unrealized gain (loss) on investments	1.75		1.43	(1.44)	0.82	5.23	2.99
Total income (loss) from investment operations	1.79		1.47	(1.44)	0.75	5.13	2.96

Distributions
From net realized gain on security transactions	—		—	—	(2.52)	(1.92)	(1.15)
Total distributions	—		—	—	(2.52)	(1.92)	(1.15)
Net asset value, end of year/period	$19.74		$17.95	$16.48	$17.92	$19.69	$16.48

Total return	9.97	%(4)	8.92%	(8.04)%	2.45%	31.70%	20.28%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$38,860		$33,985	$29,704	$26,805	$25,611	$28,514
Ratio of expenses to average net assets before waivers	1.32	%(5)	1.49%	1.46%	1.37%	1.46%	1.46	%(6)
Ratio of net expenses to average net assets	1.00	%(5)	1.01%	1.00%	1.04%	1.33%	1.46	%(6)
Ratio of net investment income (loss) to average net assets	0.44	%(5)	0.21%	0.01%	(0.33)%	(0.58)%	(0.17)%
Portfolio turnover rate	22	%(4)	40%	78%	54%	94%	43%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023		2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.54		$15.18	$16.51		$18.31	$15.44	$13.80
Income from investment operations
Net investment income (loss)(1)	0.04		0.03	—	(2),(3)	(0.07)	(0.09)	(0.02	)(3)
Net realized and unrealized gain (loss) on investments	1.60		1.33	(1.33)		0.79	4.88	2.81
Total income (loss) from investment operations	1.64		1.36	(1.33)		0.72	4.79	2.79

Distributions
From net realized gain on security transactions	—		—	—		(2.52)	(1.92)	(1.15)
Total distributions	—		—	—		(2.52)	(1.92)	(1.15)
Net asset value, end of year/period	$18.18		$16.54	$15.18		$16.51	$18.31	$15.44

Total return (excludes sales charge)	9.92	%(4)	8.96%	(8.06)%		2.48%	31.63%	20.33%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$12,132		$12,253	$7,511		$9,544	$9,991	$8,835
Ratio of expenses to average net assets before waivers	1.32	%(5)	1.49%	1.46%		1.37%	1.46%	1.46	%(6)
Ratio of net expenses to average net assets	1.00	%(5)	1.01%	1.00%		1.04%	1.33%	1.46	%(6)
Ratio of net investment income (loss) to average net assets	0.45	%(5)	0.21%	0.03%		(0.33)%	(0.57)%	(0.15)%
Portfolio turnover rate	22	%(4)	40%	78%		54%	94%	43%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.53		$10.69	$11.74	$13.80	$12.13	$11.16
Income from investment operations
Net investment loss(1)	(0.03)		(0.08)	(0.10)	(0.20)	(0.20)	(0.14	)(2)
Net realized and unrealized gain (loss) on investments	1.11		0.92	(0.95)	0.66	3.79	2.26
Total income (loss) from investment operations	1.08		0.84	(1.05)	0.46	3.59	2.12

Distributions
From net realized gain on security transactions	—		—	—	(2.52)	(1.92)	(1.15)
Total distributions	—		—	—	(2.52)	(1.92)	(1.15)
Net asset value, end of year/period	$12.61		$11.53	$10.69	$11.74	$13.80	$12.13

Total return	9.37	%(3)	7.86%	(8.94)%	1.38%	30.35%	19.13%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$36,403		$34,583	$30,790	$37,380	$35,192	$27,129
Ratio of expenses to average net assets before waivers	2.31	%(4)	2.49%	2.46%	2.37%	2.46%	2.46	%(5)
Ratio of net expenses to average net assets	2.00	%(4)	2.01%	2.00%	2.04%	2.33%	2.46	%(5)
Ratio of net investment loss to average net assets	(0.56	)%(4)	(0.79)%	(0.97)%	(1.33)%	(1.57)%	(1.16)%
Portfolio turnover rate	22	%(3)	40%	78%	54%	94%	43%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.01		$8.97	$10.13	$10.36	$10.96	$10.46
Income from investment operations
Net investment income(1)	0.20		0.42	0.42	0.40	0.46	0.53	(2)
Net realized and unrealized gain (loss) on investments	0.08		0.01	(1.18)	(0.25)	(0.62)	0.48
Total income (loss) from investment operations	0.28		0.43	(0.76)	0.15	(0.16)	1.01

Distributions
From net investment income	(0.23)		(0.39)	(0.40)	(0.38)	(0.44)	(0.51)
Total distributions	(0.23)		(0.39)	(0.40)	(0.38)	(0.44)	(0.51)
Net asset value, end of year/period	$9.06		$9.01	$8.97	$10.13	$10.36	$10.96

Total return	3.19	%(3)	5.02%	(7.47)%	1.46%	(1.18)%	9.95%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$163,154		$146,035	$119,412	$157,188	$150,520	$239,870
Ratio of net expenses to average net assets	0.69	%(4)	0.70%	0.67%	0.61%	0.62%	0.59	%(5)
Ratio of net investment income to average net assets	4.55	%(4)	4.83%	4.59%	3.85%	4.69%	4.99%
Portfolio turnover rate	20	%(3)	43%	29%	26%	56%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.49		$8.47	$9.60	$9.83	$10.42	$9.98
Income from investment operations
Net investment income(1)	0.17		0.36	0.35	0.33	0.39	0.46	(2)
Net realized and unrealized gain (loss) on investments	0.08		0.01	(1.12)	(0.23)	(0.59)	0.44
Total income (loss) from investment operations	0.25		0.37	(0.77)	0.10	(0.20)	0.90

Distributions
From net investment income	(0.21)		(0.35)	(0.36)	(0.33)	(0.39)	(0.46)
Total distributions	(0.21)		(0.35)	(0.36)	(0.33)	(0.39)	(0.46)
Net asset value, end of year/period	$8.53		$8.49	$8.47	$9.60	$9.83	$10.42

Total return (excludes sales charge)	2.97	%(3)	4.54%	(8.04)%	1.04%	(1.65)%	9.28%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$24,677		$26,974	$37,765	$55,430	$74,402	$91,242
Ratio of net expenses to average net assets	1.19	%(4)	1.20%	1.17%	1.11%	1.12%	1.09	%(5)
Ratio of net investment income to average net assets	4.04	%(4)	4.32%	4.09%	3.35%	4.17%	4.50%
Portfolio turnover rate	20	%(3)	43%	29%	26%	56%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.88		$7.89	$8.97	$9.22	$9.80	$9.41
Income from investment operations
Net investment income(1)	0.14		0.29	0.29	0.26	0.32	0.38	(2)
Net realized and unrealized gain (loss) on investments	0.08		0.01	(1.05)	(0.22)	(0.55)	0.43
Total income (loss) from investment operations	0.22		0.30	(0.76)	0.04	(0.23)	0.81

Distributions
From net investment income	(0.19)		(0.31)	(0.32)	(0.29)	(0.35)	(0.42)
Total distributions	(0.19)		(0.31)	(0.32)	(0.29)	(0.35)	(0.42)
Net asset value, end of year/period	$7.91		$7.88	$7.89	$8.97	$9.22	$9.80

Total return	2.79	%(3)	4.01%	(8.47)%	0.43%	(2.12)%	8.81%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$119,901		$124,083	$146,927	$194,587	$222,020	$291,009
Ratio of net expenses to average net assets	1.69	%(4)	1.70%	1.67%	1.61%	1.62%	1.59	%(5)
Ratio of net investment income to average net assets	3.54	%(4)	3.83%	3.59%	2.85%	3.68%	3.99%
Portfolio turnover rate	20	%(3)	43%	29%	26%	56%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.70		$7.72	$8.78	$9.03	$9.61	$9.24
Income from investment operations
Net investment income(1)	0.13		0.29	0.28	0.26	0.32	0.37	(2)
Net realized and unrealized gain (loss) on investments	0.08		— (3)	(1.02)	(0.22)	(0.55)	0.42
Total income (loss) from investment operations	0.21		0.29	(0.74)	0.04	(0.23)	0.79

Distributions
From net investment income	(0.19)		(0.31)	(0.32)	(0.29)	(0.35)	(0.42)
Total distributions	(0.19)		(0.31)	(0.32)	(0.29)	(0.35)	(0.42)
Net asset value, end of year/period	$7.72		$7.70	$7.72	$8.78	$9.03	$9.61

Total return (excludes sales charge)	2.74	%(4)	3.98%	(8.41)%	0.45%	(2.14)%	8.78%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$4,848		$5,441	$6,862	$12,400	$18,282	$25,342
Ratio of net expenses to average net assets	1.69	%(5)	1.70%	1.67%	1.61%	1.62%	1.59	%(6)
Ratio of net investment income to average net assets	3.54	%(5)	3.82%	3.59%	2.85%	3.68%	3.99%
Portfolio turnover rate	20	%(4)	43%	29%	26%	56%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.09		$3.99	$4.18	$4.27	$4.25	$4.16
Income from investment operations
Net investment income(1)	0.06		0.11	0.07	0.06	0.08	0.12	(2)
Net realized and unrealized gain (loss) on investments	0.05		0.09	(0.19)	(0.09)	0.02 (3)	0.08
Total income (loss) from investment operations	0.11		0.20	(0.12)	(0.03)	0.10	0.20

Distributions
From net investment income	(0.07)		(0.10)	(0.07)	(0.06)	(0.08)	(0.11)
Total distributions	(0.07)		(0.10)	(0.07)	(0.06)	(0.08)	(0.11)
Net asset value, end of year/period	$4.13		$4.09	$3.99	$4.18	$4.27	$4.25

Total return	2.61	%(4)	5.13%	(2.94)%	(0.73)%	2.43%	5.00%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$110,135		$113,859	$157,921	$179,974	$207,543	$193,049
Ratio of expenses to average net assets before waivers or recoupments	0.99	%(5)	0.96%	0.92%	0.87%	0.88%	0.89	%(6)
Ratio of net expenses to average net assets	0.83	%(5)	0.85%	0.85%	0.85%	0.89%	0.89	%(6)
Ratio of net investment income to average net assets	2.98	%(5)	2.72%	1.86%	1.46%	2.00%	2.87%
Portfolio turnover rate	16	%(4)	24%	21%	41%	41%	62%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.82		$3.73	$3.91	$4.00	$3.98	$3.90
Income from investment operations
Net investment income(1)	0.06		0.10	0.07	0.06	0.08	0.11	(2)
Net realized and unrealized gain (loss) on investments	0.04		0.09	(0.18)	(0.09)	0.02 (3)	0.08
Total income (loss) from investment operations	0.10		0.19	(0.11)	(0.03)	0.10	0.19

Distributions
From net investment income	(0.07)		(0.10)	(0.07)	(0.06)	(0.08)	(0.11)
Total distributions	(0.07)		(0.10)	(0.07)	(0.06)	(0.08)	(0.11)
Net asset value, end of year/period	$3.85		$3.82	$3.73	$3.91	$4.00	$3.98

Total return (excludes sales charge)	2.53	%(4)	5.22%	(2.88)%	(0.78)%	2.59%	5.07%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$7,570		$8,727	$9,322	$11,820	$12,176	$26,090
Ratio of expenses to average net assets before waivers or recoupments	0.99	%(5)	0.96%	0.92%	0.87%	0.88%	0.89	%(6)
Ratio of net expenses to average net assets	0.84	%(5)	0.85%	0.85%	0.85%	0.89%	0.89	%(6)
Ratio of net investment income to average net assets	2.98	%(5)	2.71%	1.86%	1.46%	2.06%	2.85%
Portfolio turnover rate	16	%(4)	24%	21%	41%	41%	62%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.44		$3.37	$3.54	$3.63	$3.63	$3.56
Income from investment operations
Net investment income(1)	0.04		0.07	0.04	0.03	0.05	0.06	(2)
Net realized and unrealized gain (loss) on investments	0.03		0.08	(0.17)	(0.08)	—	0.09
Total income (loss) from investment operations	0.07		0.15	(0.13)	(0.05)	0.05	0.15

Distributions
From net investment income	(0.05)		(0.08)	(0.04)	(0.04)	(0.05)	(0.08)
Total distributions	(0.05)		(0.08)	(0.04)	(0.04)	(0.05)	(0.08)
Net asset value, end of year/period	$3.46		$3.44	$3.37	$3.54	$3.63	$3.63

Total return	2.13	%(3)	4.49%	(3.54)%	(1.48)%	1.55%	4.30%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$125,452		$135,020	$178,718	$355,628	$356,117	$341,987
Ratio of expenses to average net assets before waivers or recoupments	1.63	%(4)	1.61%	1.57%	1.52%	1.60%	1.89	%(5)
Ratio of net expenses to average net assets	1.48	%(4)	1.50%	1.50%	1.50%	1.61%	1.89	%(5)
Ratio of net investment income to average net assets	2.33	%(4)	2.07%	1.15%	0.81%	1.29%	1.81%
Portfolio turnover rate	16	%(3)	24%	21%	41%	41%	62%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024		2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.92		$14.35		$16.88	$17.43	$12.23	$11.19
Income from investment operations
Net investment income (loss)(1)	(0.02)		—	(2)	0.05	(0.05)	— (2)	0.02	(3)
Net realized and unrealized gain (loss) on investments	1.01		0.61		(1.53)	0.37	5.21	1.17
Total income (loss) from investment operations	0.99		0.61		(1.48)	0.32	5.21	1.19

Distributions
From net investment income	—		(0.04)		—	—	(0.01)	—
From net realized gain on security transactions	—		—		(1.05)	(0.87)	—	(0.15)
Total distributions	—		(0.04)		(1.05)	(0.87)	(0.01)	(0.15)
Net asset value, end of year/period	$15.91		$14.92		$14.35	$16.88	$17.43	$12.23

Total return	6.64	%(4)	4.21%		(8.36)%	1.34%	42.61%	10.69%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$18,154		$19,113		$31,437	$44,971	$45,375	$33,286
Ratio of expenses to average net assets before waivers	1.86	%(5)	1.77%		1.53%	1.38%	1.63%	1.55	%(6)
Ratio of net expenses to average net assets	1.24	%(5)	1.19%		1.17%	1.16%	1.15%	1.15	%(6)
Ratio of net investment income (loss) to average net assets	(0.21	)%(5)	—	%(7)	0.30%	(0.28)%	(0.03)%	0.13%
Portfolio turnover rate	75	%(4)	176%		110%	49%	50%	36%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023	2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.66		$14.12	$16.67	$17.26	$12.13	$11.13
Income from investment operations
Net investment income (loss)(1)	(0.04)		(0.04)	0.01	(0.10)	(0.04)	(0.01	)(2)
Net realized and unrealized gain (loss) on investments	1.00		0.59	(1.51)	0.38	5.17	1.16
Total income (loss) from investment operations	0.96		0.55	(1.50)	0.28	5.13	1.15

Distributions
From net investment income	—		(0.01)	—	—	—	—
From net realized gain on security transactions	—		—	(1.05)	(0.87)	—	(0.15)
Total distributions	—		(0.01)	(1.05)	(0.87)	—	(0.15)
Net asset value, end of year/period	$15.62		$14.66	$14.12	$16.67	$17.26	$12.13

Total return (excludes sales charge)	6.55	%(3)	3.92%	(8.59)%	1.12%	42.29%	10.39%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,016		$1,977	$827	$944	$703	$343
Ratio of expenses to average net assets before waivers	2.11	%(4)	2.13%	1.78%	1.63%	1.88%	1.80	%(5)
Ratio of net expenses to average net assets	1.50	%(4)	1.44%	1.42%	1.41%	1.40%	1.40	%(5)
Ratio of net investment income (loss) to average net assets	(0.48	)%(4)	(0.29)%	0.05%	(0.53)%	(0.30)%	(0.10)%
Portfolio turnover rate	75	%(3)	176%	110%	49%	50%	36%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2024		For the Year Ended January 31,
	(Unaudited)		2024	2023		2022	2021	2020
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.77		$13.35	$15.94		$16.67	$11.81	$10.91
Income from investment operations
Net investment loss(1)	(0.09)		(0.14)	(0.10	)(2)	(0.22)	(0.13)	(0.10	)(2)
Net realized and unrealized gain (loss) on investments	0.94		0.56	(1.44)		0.36	4.99	1.15
Total income (loss) from investment operations	0.85		0.42	(1.54)		0.14	4.86	1.05

Distributions
From net realized gain on security transactions	—		—	(1.05)		(0.87)	—	(0.15)
Total distributions	—		—	(1.05)		(0.87)	—	(0.15)
Net asset value, end of year/period	$14.62		$13.77	$13.35		$15.94	$16.67	$11.81

Total return	6.17	%(3)	3.15%	(9.25)%		0.31%	41.15%	9.68%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$10,072		$9,845	$3,601		$3,220	$2,292	$1,128
Ratio of expenses to average net assets before waivers	2.86	%(4)	2.88%	2.53%		2.38%	2.63%	2.55	%(5)
Ratio of net expenses to average net assets	2.25	%(4)	2.19%	2.17%		2.16%	2.15%	2.15	%(5)
Ratio of net investment loss to average net assets	(1.22	)%(4)	(1.04)%	(0.70)%		(1.28)%	(1.05)%	(0.88)%
Portfolio turnover rate	75	%(3)	176%	110%		49%	50%	36%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

July 31, 2024

(Information as of and for the six months ended July 31, 2024 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Multi-Sector Bond Fund, Short Term Bond Fund, and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust. Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser seeks to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Plan of Reorganization

The shareholders of the Yorktown Capital Appreciation Fund and Yorktown Master Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Target Fund to the corresponding Acquiring Fund, as indicated below. The tax-free reorganization took place on August 25, 2023, and was designed to provide shareholders the opportunity to potentially benefit from economies of scale. For financial reporting purposes, assets received, and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Target Fund	Acquiring Fund
Yorktown Master Allocation Fund	Yorktown Growth Fund
Yorktown Capital Appreciation Fund	Yorktown Small Cap Fund

The following is a summary of shares outstanding, net assets, NAV per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Master Allocation Fund	Growth Fund	Growth Fund
Institutional Class
Shares	410,824	1,458,576	1,814,851
Net Assets	$5,952,154	$24,372,832	$30,324,986
Net Asset Value	$14.49	$16.71	$16.71

Class A
Shares	140,625	655,449	768,385
Net Assets	$1,738,180	$10,087,963	$11,826,143
Net Asset Value	$12.36	$15.39	$15.39

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

	Before Reorganization		After Reorganization
	Master Allocation Fund	Growth Fund	Growth Fund
Class L
Shares	527,765	2,742,618	3,224,509
Net Assets	$5,193,551	$29,558,522	$34,752,073
Net Asset Value	$9.84	$10.78	$10.78

Fund Total
Shares	1,079,214	4,856,643	5,807,745
Net Assets	$12,883,885	$64,019,317	$76,903,202
Unrealized Appreciation (Depreciation)	$—	$18,260,806	$18,260,806

Assuming the reorganization had been completed on February 1, 2023, the beginning of the annual reporting period of the Growth Fund, the Growth Fund’s pro forma results of operations for the year ended January 31, 2024 would have been as follows:

Net Investment Income (unaudited)	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments (unaudited)	Change in Net Assets from Operations (unaudited)
($333,188)	$6,433,656	$6,100,468

	Before Reorganization		After Reorganization
	Capital Appreciation Fund	Small Cap Fund	Small Cap Fund
Institutional Class
Shares	82,564	1,282,408	1,422,502
Net Assets	$1,959,805	$17,939,907	$19,899,712
Net Asset Value	$23.74	$13.99	$13.99

Class A
Shares	54,963	56,875	147,955
Net Assets	$1,251,868	$781,730	$2,033,598
Net Asset Value	$22.78	$13.74	$13.74

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

	Before Reorganization		After Reorganization
	Capital Appreciation Fund	Small Cap Fund	Small Cap Fund
Class L
Shares	270,333	276,880	718,679
Net Assets	$5,717,140	$3,582,975	$9,300,115
Net Asset Value	$21.15	$12.94	$12.94

Fund Total
Shares	407,860	1,616,163	2,289,136
Net Assets	$8,928,813	$22,304,612	$31,233,425
Unrealized Appreciation (Depreciation)	$(484,472)	$6,171,652	$5,687,180

Assuming the reorganization had been completed on February 1, 2023, the beginning of the annual reporting period of the Small Cap Fund, the Small Cap Fund’s pro forma results of operations for the year ended January 31, 2024 would have been as follows:

Net Investment Income (unaudited)	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments (unaudited)	Change in Net Assets from Operations (unaudited)
($179,123)	$1,204,444	$1,025,321

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Master Allocation Fund and Capital Appreciation Fund that have been included in the Growth Fund and Small Cap Fund statements of operations since January 31, 2024.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. The Board of Trustees has designated the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee pursuant to its valuation policies and procedures, which have been approved by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2024, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$86,674,315	$—	$—		$86,674,315
Contingent Value Rights	—	—	—	(a)	—
Total	$86,674,315	$—	$—		$86,674,315

(a)	Consists of the holding: ABIOMED, Inc.

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$148,672,761	$284,160	$148,956,921
Asset Backed Securities	—	65,278,071	—	65,278,071
U.S. Government & Agencies	—	81,684,714	—	81,684,714
Collateralized Loan Obligations	—	13,380,352	—	13,380,352
Total	$—	$309,015,898	$284,160	$309,300,058

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$96,108,950	$—	$96,108,950
Asset Backed Securities	—	56,197,442	—	56,197,442
U.S. Government & Agencies	—	75,358,281	—	75,358,281
Collateralized Loan Obligations	—	13,883,020	—	13,883,020
Total	$—	$241,547,693	$—	$241,547,693

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$27,907,563	$—	$—		$27,907,563
Contingent Value Rights	—	—	—	(b)	—
Total	$27,907,563	$—	$—		$27,907,563

(b)	Consists of the holding: Sinovac Biotech Ltd.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

See schedules of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Multi-Sector Bond Fund:

Asset Category	Balance as of January 31, 2024	Realized gain (loss)	Purchases	Sales	Transfer in Level 3*	Transfer out Level 3*	Change in unrealized appreciation (depreciation)	Balance as of July 31, 2024
Corporate Bonds and Notes	$373,920	$—	$—	$—	$—	$—	$(89,760)	$284,160
Total	$373,920	$—	$—	$—	$—	$—	$(89,760)	$284,160

*	The amount of transfers in and/or out are reflected at the reporting period end.

The net change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at July 31, 2024 was as follows:

Multi-Sector Bond Fund

Total Change in Unrealized Appreciation (Depreciation)
Corporate Banks and Notes	$(89,760)
Total	$(89,760)

The following provides quantitative information about the Multi-Sector Bond Fund’s significant Level 3 fair value measurements as of July 31, 2024:

	Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value as of July 31, 2024	Valuation Techniques	Unobservable Input	Amount or Range
Corporate Bonds and Notes	$284,160	Sum of Parts	Plan of Liquidation	$8.09-$15.58

The significant unobservable inputs that may be used in the fair value measurement of the Funds’ investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within 13 months from the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Market Risks — The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks — Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks — The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Sector Risk — If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2024, the Growth Fund had 25.79% of the value of its net assets invested in stocks within the Technology sector and 25.18% of the value of its net assets invested in stocks within the Industrials sector.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	0.90%
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Small Cap Fund	0.90%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	0.99%	1.99%		0.99%
Short Term Bond Fund	0.79%	1.44%		0.79%
Small Cap Fund	1.60%	2.35%		1.35%

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Prior to May 31, 2024, the Short Term Bond Fund’s ratio of total annual operating expenses was limited to 0.84% for Class A shares, 1.49% for Class L shares and 0.84% for Institutional Class shares. Prior to May 31, 2024, the Small Cap Fund’s ratio of total annual operating expenses was limited to 1.40% for Class A shares, 2.15% for Class L shares and 1.15% for Institutional Class shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2024, the Adviser contractually waived fees and reimbursed expenses of $134,482, $184,903 and $92,536 in the Growth Fund, Short Term Bond Fund and Small Cap Fund. As of July 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Growth Fund	$154,494	January 31, 2025
	283,176	January 31, 2026
	347,286	January 31, 2027
	134,482	July 31, 2027

Short Term Bond Fund	96,349	January 31, 2025
	313,940	January 31, 2026
	335,703	January 31, 2027
	184,903	July 31, 2027

Small Cap Fund	55,639	January 31, 2025
	140,942	January 31, 2026
	189,860	January 31, 2027
	92,536	July 31, 2027

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

During the six months ended July 31, 2024, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$395
Multi-Sector Bond Fund	1,027
Short Term Bond Fund	238
Small Cap Fund	400

During the six months ended July 31, 2024, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$24

6.	Investment Activity

For the six months ended July 31, 2024, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$18,243,653	$19,935,369	$—	$—
Multi-Sector Bond Fund	43,052,521	48,369,391	23,379,304	11,708,700
Short Term Bond Fund	21,566,920	45,378,256	18,502,960	12,361,683
Small Cap Fund	22,251,747	26,830,646	—	—

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 24, 2025. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of July 31, 2024, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$82,032	6.63%	5	$76	$116,589
Multi-Sector Bond Fund	204,651	6.63%	18	678	705,022
Short Term Bond Fund	566,692	6.62%	60	6,257	5,683,718
Small Cap Fund	139,146	6.62%	4	909	2,405,107

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2024, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2023 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2024, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Multi-Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Tax Cost of Investments	$56,566,388	$324,548,455	$249,133,188	$20,391,750
Gross unrealized appreciation	30,719,495	3,038,506	634,490	7,598,967
Gross unrealized depreciation	(611,568)	(18,286,903)	(8,219,985)	(83,154)
Net unrealized appreciation/(depreciation) on investments	$30,107,927	$(15,248,397)	$(7,585,495)	$7,515,813

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

As of January 31, 2024, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Multi-Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Undistributed ordinary income	$—	$831,316	$636,841	$—
Undistributed long-term capital gains	—	—	—	—
Accumulated earnings	—	831,316	636,841	—
Accumulated capital and other losses	(3,850,479)	(206,969,079)	(19,761,238)	(7,401,812)
Unrealized appreciation/(depreciation) on investments	23,444,172	(19,466,096)	(11,213,050)	8,971,275
Unrealized appreciation/(depreciation) on foreign currency	(1,410)	—	—	(216)
Total accumulated earnings/(deficit)	$19,592,283	$(225,603,859)	$(30,337,447)	$1,569,247

The tax character of distributions paid for the year ended January 31, 2024, were as follows:

	Growth Fund	Short Term Bond Fund
Distributions paid from:
Ordinary income	$—	$7,256,116
Long-term capital gains	—	—
Total distributions paid	$—	$7,256,116

	Multi-Sector Bond Fund	Small Cap Fund
Distributions paid from:
Ordinary income	$12,444,930	$47,586
Long-term capital gains	—	—
Total distributions paid	$12,444,930	$47,586

At January 31, 2024, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$3,788,248	$—	$3,788,248
Multi-Sector Bond Fund	86,153,805	120,815,273	206,969,078
Short Term Bond Fund	7,724,876	12,036,362	19,761,238
Small Cap Fund	6,193,109	1,176,931	7,370,040

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

At January 31, 2024, the Small Cap Fund utilized capital loss carryforwards of $1,510,916.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. $3,356,083 of the Small Cap Fund’s $7,370,040 capital loss carryforward is subject to Internal Revenue Code limitations.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds’ fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of January 31, 2024, the following Funds had Qualified Late Year Ordinary Losses:

Growth Fund	$62,230
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Small Cap Fund	31,773

9.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or any additional disclosure.

Board Annual Approvals of Investment Advisory Agreements (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown, on behalf of each of the Yorktown Growth Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the IA Agreement (the “Independent Trustees”), at an in-person meeting held on March 27, 2024 (the “Meeting”). The Trust’s Board considered the factors generally described below prior to approving the IA Agreement.

Counsel to the Funds and to the Independent Trustees first reviewed with the Trustees their duties and responsibilities in approving and/or renewing advisory agreements under both the Investment Company Act of 1940, as amended (the “Investment Company Act”) and state law. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then advised the Board that it should discuss with specificity certain factors with respect to its considerations in renewing the IA Agreement, including: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from their relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; (5) whether fee levels reflect these economies of scale for the benefit of fund investors; (6) whether and how the board relied on comparisons of services to be rendered to and fees to be paid by the fund with the services provided by and the fees paid to other investment advisers for the services provided to and the fees paid by other clients of the fund’s investment adviser; and (7) any benefits derived or to be derived by the investment adviser from the relationship with the fund, such as soft dollar arrangements by which brokers provide research to the fund or its investment adviser in return for allocating brokerage. In this regard, Counsel noted that the Board should consider the factors with respect to each Fund separately.

In addition to the factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information in advance of the Meeting: the information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV; and the Adviser’s financial statements, each of which were reviewed by the Adviser during the discussions. In addition, the Board received a description of the compensation received by the Adviser from the Funds, both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. After fully discussing and reviewing the materials described above, the Trustees concluded that the materials were adequate and reasonable and moved on to the next consideration.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed and noted that there were no material changes in personnel employed by the Adviser during the year.

The Board next reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. In this regard they noted that certain Funds had expense ratios lower than the average of its peer group and others had expense ratios higher than the average of its peer group. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreement. At the end of their discussion, the Independent Trustees recalled the Interested Trustees and announced that they were prepared to vote on the IA Agreement.

After careful discussion and consideration, the Board, including the separate concurrence of the Independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund and its shareholders. In approving the IA Agreement, the Board relied upon its own business judgment in determining the material factors to be considered and the weight to be given each such factor. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at www.yorktownfunds.com.

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SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date:	10/2/24
/s/ David D. Basten
David D. Basten
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	10/2/24
/s/ David D. Basten
David D. Basten
President and Principal Executive Officer

Date:	10/2/2024
/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer and Principal Financial Officer